TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

* * *

Transamerica JPMorgan Tactical Allocation VP

(the “Portfolio”)

Effective immediately, the information in the Prospectus and Summary Prospectus under the section entitled “Management” for the Portfolio is deleted in its entirety and replaced with the information below.

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: J.P. Morgan Investment Management Inc.

Portfolio Managers:

Michael Feser, CFA	Portfolio Manager	since 2016
Morgan Moriarty, CFA	Portfolio Manager	since 2019
John Speer	Portfolio Manager	since 2014

Effective immediately, the following replaces the information in the Prospectus relating to the Portfolio under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica JPMorgan Tactical Allocation VP

Name	Employer	Positions Over Past Five Years
Michael Feser, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2016; joined J.P. Morgan Investment Management Inc. in 1994; portfolio manager for Multi-Asset Solutions; Member of JPMAM’s long-term capital markets assumptions committee

Morgan Moriarty, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2019; Employee of J.P. Morgan Investment Management Inc. since 2011; Vice President; Member of Multi-Asset Solutions (MAS)

John Speer	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2014; Employee of J.P. Morgan Investment Management Inc. since 2011; Vice President; Member of Multi-Asset Solutions (MAS)

Effective immediately, the following table replaces the corresponding table in the Statement of Additional Information in “Portfolio Managers – J.P. Morgan Investment Management Inc. (“JPMorgan”)”:

J.P. Morgan Investment Management Inc. (“JPMorgan”)

Transamerica JPMorgan Tactical Allocation VP

	Registered Investment Companies [1]		Other Pooled Investment Vehicles [1]		Other Accounts [1]
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Feser, CFA	11	$20.45 billion	0	$0	1	$249 million
Morgan Moriarty, CFA [2]	5	$6.28 billion	19	$6.17 billion	17	$3.41 billion
John Speer	5	$6.31 billion	4	$1.06 billion	10	$3.99 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Feser, CFA	0	$0	0	$0	0	$0
Morgan Moriarty, CFA [2]	0	$0	0	$0	1	$2.25 billion
John Speer	0	$0	0	$0	1	$1.95 billion

[1]	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
[2]	As of June 30, 2019

Investors Should Retain this Supplement for Future Reference

October 21, 2019